UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-08050

The Asia Tigers Fund, Inc.

(Exact name of Registrant as specified in charter)

1735 Market Street, 32nd Floor Philadelphia, PA 19103

(Address of principal executive offices)

Aberdeen Asset Management, Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 866-839-5205

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Item 1 - Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Asia Tigers Fund, Inc.

Semi-Annual Report
April 30, 2012

2012

Aberdeen

Letter to Shareholders (unaudited)

June 6, 2012

Dear Valued Shareholder,

We present this Semi-Annual Report which covers the activities of The Asia Tigers Fund, Inc. (the “Fund”) for the 6-month period ended April 30, 2012.

On November 16, 2011, the stockholders of the Fund voted to approve a new investment management agreement between the Fund and Aberdeen Asset Management Asia Limited. Aberdeen Asset Management Asia Limited, a direct wholly-owned subsidiary of Aberdeen Asset Management PLC (together with its affiliates “Aberdeen”), assumed responsibility for the investment management of the Fund on December 19, 2011, replacing the Fund’s prior investment manager, Blackstone Asia Advisors L.L.C. (“Blackstone”).

Aberdeen is a global asset management group managing assets for both private clients and institutional investors from 30 offices around the world. Aberdeen is one of the world’s largest independent asset management firms, responsible for the management of more than $295.5 billion in assets as of April 30, 2012 and has been managing North American registered closed-end funds since 2000.

Including the Fund, Aberdeen serves as the investment manager or sub-adviser to 14 North American registered closed-end funds aggregating $5 billion in total assets as of April 30, 2012, coupled with 18 U.K. registered closed-end funds aggregating $7.9 billion total assets as of April 30, 2012.

Your Fund is managed by Aberdeen’s Asian Equity Team (“the Team”), led by Hugh Young, which has been investing in the Asia Pacific region since 1985. The Team is comprised of 34 members based predominantly in Singapore, but with investment representatives located across the region in Hong Kong, Bangkok, Kuala Lumpur, Sydney and Tokyo.

Aberdeen employs a team based approach to portfolio management and maintains no distinction between portfolio managers and research analysts. Aberdeen’s investment professionals maintain both portfolio management and research responsibilities and conduct extensive due diligence on companies via direct visits with company management.

Aberdeen is committed to its established clear and consistent investment process across the globe. We employ extensive company research and due diligence and a thorough approach to portfolio construction, which we consider particularly important in a frequently volatile market environment. Careful and thorough stock selection is crucial to our approach in the Asia-Pacific region. We undertake rigorous research in every prospective and existing holding, with a strong emphasis on meeting with companies face-to-face.

Major Fund Events

On December 14, 2011, the Board of Directors declared the payment of an elective cash distribution to be paid in the amount of $3.16 per share of common stock on January 31, 2012 to shareholders of record at the close of business on December 27, 2011. As announced, the distribution was payable in the Fund’s common stock, however, shareholders had the option to request that their distribution be paid in cash in lieu of common stock. The aggregate amount of cash distributions to all shareholders was limited to 10% of the aggregate dollar amount of the total distribution. Cash distribution requests exceeded this limit, therefore the Fund pro-rated the cash distribution among all shareholders who made such requests. Shareholders who requested cash distributions received $0.58 per share or 18.45% of the distribution in cash and received the balance in the Fund’s common stock. For the purpose of computing the stock portion of the dividend, the common stock distributed was valued at $13.02 per share, which equaled the average closing price of the Fund’s common shares on the NYSE on January 25, 2012 and the two preceding trading days.

The Fund announced the appointment of Martin Gilbert as an Interested Director of the Fund, effective January 11, 2012. Mr. Gilbert is a representative of Aberdeen and is an “interested person” of the Fund, as defined in the Investment Company Act of 1940, by virtue of his relationship with Aberdeen. The new appointment followed the transfer of investment management services from Blackstone and the resulting resignation from the Board of Prakash A. Melwani, who was an interested Director by virtue of his relationship with Blackstone. Mr. Gilbert was elected as a Director of the Fund at the Fund’s 2012 annual meeting of stockholders on February 17.

Net Asset Value Performance

The Fund’s total return based on net asset value (“NAV”) was 3.6% for the 6 months ended April 30, 2012, assuming reinvestment of distributions, compared with a return of 5.0% for the MSCI AC Asia Ex-Japan Index.

Share Price Performance

For the period ended April 30, 2012, based on market price, the Fund’s total return was 2.2%, assuming reinvestments of dividend and distributions. The Fund’s share price decreased 17.8% over the six months, from $16.35 on October 31, 2011 to $13.44 on April 30, 2012. The Fund’s share price on April 30, 2012 represented a discount of 9.13% to the Fund’s NAV per share of $14.79 on that date, compared with a discount of 7.8% to the NAV per share of $17.74 on October 31, 2011. As of the date of this letter, the share price was $12.42, representing a discount of 7.4% to the NAV per share of $13.41.

The Asia Tigers Fund, Inc.

Letter to Shareholders (unaudited) (concluded)

June 6, 2012

Market Review

Asian stock markets rebounded in the six months under review. Just prior to the start of the period, markets had fallen to their lowest level in more than a year, as sentiment was dented by a slew of bad news. This included the worsening sovereign debt crisis in the Eurozone and stalling growth across the developed world. In particular, we believe that investors were spooked by a possible hard landing in China, as well as the fallout from the unprecedented downgrade of America’s sovereign debt rating, which coincided with the end of quantitative easing in the U.S. That soon gave way to some optimism amid Europe’s receding debt worries, an apparent improvement in the U.S. economy, and an infusion of liquidity by central banks in Europe, the UK, and Japan. In addition, the U.S. Federal Reserve pledged to keep interest rates low until 2014. However, oil prices spiked on the back of tensions over Iran’s nuclear ambitions, renewing inflationary fears. Towards the period end, sentiment was further dented by political uncertainty in Europe, as well as by resurgent growth worries in the U.S. and China.

Portfolio Review

Since taking over the management of the Fund from Blackstone on December 19, 2011, Aberdeen has been realigning the Fund’s portfolio to fit with our buy-and-hold strategy. As such, we seek out well-run firms that have clear and sustainable business models backed by solid finances and a healthy regard for minority shareholders. The Fund will likely be more concentrated in individual stocks than it has been historically. Under normal market conditions, we anticipate the portfolio generally will be concentrated in 40-50 stocks.

Outlook

Looking ahead, sentiment in Asian stock markets is likely to be affected by Europe’s political upheaval, as well as renewed worries over the health of the global economy. The backlash against austerity measures in the Eurozone has grown more strident. At the time of writing, global financial markets have fallen sharply with France and Greece, the latest in a string of member states to lose their leaders at the polls. Meanwhile, there is a growing realization that U.S. growth may stall and that a third round of quantitative easing may not be forthcoming. In Asia, however, we are cautiously optimistic. We believe that economic and corporate fundamentals are still relatively solid and regional economies, albeit moderating, are still growing at a fairly quick pace.

Investor Relations Information

As part of our ongoing commitment to provide additional, timely information to investors, including Fund performance and investment strategy, we would like to highlight the new monthly fact sheets which are posted to the Fund’s new website at www.aberdeengrr.com. Also, there are daily updates of share price, NAV and details of distributions. If you have any questions in relation to this information or suggestions on how to improve it further, we would be delighted to hear from you.

Please contact Aberdeen Asset Management Inc. by:

•	calling toll free at 1-866-839-5205 in the United States, or
•	emailing InvestorRelations@aberdeen-asset.com
•	visiting www.aberdeengrr.com

For additional information on the Aberdeen Closed-End Funds, Aberdeen invites you to visit our Closed-End Investor Center at www.aberdeen-asset.us/cef.

From the site you will also be able to review Fund performance, download literature, and sign up for email services. The site houses topical information about the funds, including fact sheets from Morningstar® that are updated daily, tools that permit you to conduct performance charting, and timely information from our fund managers, among other data. If you sign up for our email service online, we can ensure that you are among the first to know about Aberdeen’s latest closed-end fund news.

Included within this report is a reply card with postage paid envelope. Please complete and mail the card if you would like to be added to our enhanced email service and receive future communications from Aberdeen.

Yours sincerely,

Alan R. Goodson

President

The Asia Tigers Fund, Inc.

Portfolio Summary (unaudited)

April 30, 2012

The following chart summarizes the composition of the Fund’s portfolio, in industry classification standard sectors, expressed as a percentage of net assets. An industry classification standard sector can include more than one industry group. As of April 30, 2012, the Fund did not have more than 25% of its assets invested in any industry group. The sectors, as classified by S&P’s Global Industry Classification Standard Sectors, are comprised of several industry groups.

As of April 30, 2012, the Fund held 97.8% of its net assets in equities, 1.2% in a short-term investment and 1.0% in other assets in excess of liabilities.

Sector Allocation

Top Ten Equity Holdings (unaudited)

The following were the Fund’s top ten holdings as of April 30, 2012

Name of Security	Percentage of Net Assets
Oversea-Chinese Banking Corp., Ltd.	5.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.7%
Jardine Strategic Holdings Ltd. – GDR	4.6%
Samsung Electronics Co., Ltd.	4.5%
Swire Pacific, Ltd. B	4.3%
Standard Chartered PLC	4.2%
China Mobile, Ltd.	3.8%
Housing Development Finance Corp., Ltd.	3.8%
City Developments, Ltd.	3.7%
Infosys, Ltd.	3.4%

The Asia Tigers Fund, Inc.

Portfolio of Investments (unaudited)

As of April 30, 2012

No. of Shares	Description	Value

EQUITY SECURITIES—97.8%
CHINA—3.3%
OIL, GAS, & CONSUMABLE FUELS—3.3%
1,202,000	PetroChina Co., Ltd. (cost $1,425,248)	$1,821,905
HONG KONG—21.9%
COMMERCIAL BANKS—0.8%
41,000	Wing Hang Bank, Ltd.	436,229
DISTRIBUTORS—1.8%
466,000	Li & Fung, Ltd.	997,029
FOOD & STAPLES RETAILING—1.8%
95,400	Dairy Farm International Holdings, Ltd.	989,298
INSURANCE—2.6%
400,000	AIA Group, Ltd.	1,422,928
REAL ESTATE MANAGEMENT & DEVELOPMENT—8.9%
420,000	Hang Lung Properties	1,553,621
85,000	Sun Hung Kai Properties, Ltd.	1,025,436
1,045,000	Swire Pacific, Ltd. B	2,383,984
		4,963,041
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.2%
92,100	ASM Pacific Technology, Ltd.	1,247,602
WIRELESS TELECOMMUNICATION SERVICES—3.8%
192,700	China Mobile, Ltd.	2,134,723
	Total Hong Kong (cost $10,152,341)	12,190,850
INDIA—13.4%
AUTOMOBILES—1.7%
22,500	Hero Motocorp, Ltd.	954,179
COMMERCIAL BANKS—1.7%
57,706	ICICI Bank, Ltd.	965,180
CONSTRUCTION MATERIALS—1.8%
38,000	Ultratech Cement, Ltd.	1,026,144
IT SERVICES—3.4%
40,281	Infosys, Ltd.	1,882,277
PHARMACEUTICALS—1.0%
13,000	Glaxosmithkline Pharmaceuticals Ltd.	530,940
THRIFTS & MORTGAGE FINANCE—3.8%
164,000	Housing Development Finance Corp., Ltd.)	2,097,457
	Total India (cost $7,284,401)	7,456,177
INDONESIA—1.2%
HOUSEHOLD PRODUCTS—1.2%
300,000	PT Unilever Indonesia Tbk (cost $647,673)	647,952

See accompanying notes to financial statements.

The Asia Tigers Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2012

No. of Shares	Description	Value

EQUITY SECURITIES (continued)
MALAYSIA—3.3%
COMMERCIAL BANKS—2.2%
241,700	CIMB Group Holdings Bhd.	$591,869
140,000	Public Bank Bhd.	632,915
		1,224,784
TOBACCO—1.1%
35,000	British American Tobacco Bhd.	642,399
	Total Malaysia (cost $1,431,793)	1,867,183
PHILIPPINES—2.8%
COMMERCIAL BANKS—1.4%
450,000	Bank of the Philippine Islands	785,528
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.4%
1,500,000	Ayala Land, Inc.	762,080
	Total Philippines (cost $1,320,044)	1,547,608
SINGAPORE—24.3%
AEROSPACE & DEFENSE—3.1%
700,000	Singapore Technologies Engineering, Ltd.	1,702,626
AIRLINES—1.7%
110,000	Singapore Airlines, Ltd.	951,111
COMMERCIAL BANKS—7.1%
423,000	Oversea-Chinese Banking Corp., Ltd.	3,062,691
57,000	United Overseas Bank, Ltd.	886,667
		3,949,358
DIVERSIFIED TELECOMMUNICATION SERVICES—2.7%
600,000	Singapore Telecommunications, Ltd.	1,512,727
INDUSTRIAL CONGLOMERATES—6.0%
79,500	Jardine Strategic Holdings, Ltd.-GDR	2,558,310
90,300	Keppel Corp., Ltd.	806,315
		3,364,625
REAL ESTATE MANAGEMENT & DEVELOPMENT—3.7%
250,000	City Developments, Ltd.	2,048,485
	Total Singapore (cost $11,754,687)	13,528,932
SOUTH KOREA—7.8%
FOOD & STAPLES RETAILING—1.1%
2,660	E-Mart Co., Ltd.	631,974
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.7%
2,013	Samsung Electronics Co., Ltd.	2,475,894
1,700	Samsung Electronics Co., Ltd. Preferred	1,216,945
		3,692,839
	Total South Korea (cost $2,323,203)	4,324,813

See accompanying notes to financial statements.

The Asia Tigers Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of April 30, 2012

No. of Shares	Description	Value

EQUITY SECURITIES (continued)
TAIWAN—6.8%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.7%
888,583	Taiwan Semiconductor Manufacturing Co., Ltd.	$2,640,636
WIRELESS TELECOMMUNICATION SERVICES—2.1%
360,000	Taiwan Mobile Co., Ltd.	1,161,032
	Total Taiwan (cost $2,366,041)	3,801,668
THAILAND—5.4%
CONSTRUCTION MATERIALS—2.4%
60,200	Siam Cement Public Co. Ltd.	818,328
43,000	Siam Cement Public Co. Ltd. NVDR	489,431
		1,307,759
OIL, GAS, & CONSUMABLE FUELS—3.0%
290,000	PTT Exploration & Production PCL	1,673,984
	Total Thailand (cost $2,876,522)	2,981,743
UNITED KINGDOM—7.6%
COMMERCIAL BANKS—7.6%
170,000	HSBC Holdings PLC	1,549,110
8,522	HSBC Holdings PLC-ADR	384,939
95,000	Standard Chartered PLC	2,321,886
	Total United Kingdom (cost $3,793,194)	4,255,935
	TOTAL COMMON STOCK—97.8% (cost $45,375,147)	54,424,766
Principal Amount
REPURCHASE AGREEMENT—1.2%
UNITED STATES—1.2%
$ 677,331	State Street Bank, 0.01% dated 04/30/12, due 05/01/12, proceeds at maturity $677,331 (Collateralized by $665,100 U.S. Treasury Note, 1.5%, due 07/31/16, Market Value $690,845) (cost $677,331)	677,331
	Total Investments—99.0% (cost $46,052,478)	55,102,097

	Cash and Other Assets in Excess of Liabilities—1.0%	532,329
	Net Assets—100.0%	$55,634,426

Footnotes and Abbreviations

ADR—American Depository Receipts.

GDR—Global Depository Receipts.

NVDR—Non-Voting Depository Receipts.

See accompanying notes to financial statements.

The Asia Tigers Fund, Inc.

Statement of Assets and Liabilities (unaudited)

As of April 30, 2012

Assets
Investments, at value (cost $45,375,147)	$54,424,766
Repurchase agreement, at value (cost $677,331)	677,331
Cash ($263,460 of foreign currency holdings with a cost of $261,410)	263,460
Dividends receivable	375,539
Tax refund receivable	21,494
Prepaid expenses	90,148
Total Assets	55,852,738

Liabilities
Administration fees payable	9,163
Investment adviser fees payable	3,598
Director fees payable	1,558
Accrued expenses and other liabilities	203,993
Total Liabilities	218,312
Net Assets	$55,634,426

Net Assets Consist of:
Capital stock, $0.001 par value; 21,228,403 shares issued (100,000,000 shares authorized)	$21,228
Paid-in capital	226,236,750
Cost of 17,466,188 shares repurchased	(187,753,810)
Accumulated net investment income	22,328
Accumulated net realized gain on investments	8,133,029
Net unrealized appreciation in value of investments and foreign currency translation (net of deferred foreign withholding taxes of $74,149)	8,974,901
Net Assets	$55,634,426
Net asset value per share ($55,634,426/3,762,215 shares issued and outstanding)	$14.79

See Notes to Financial Statements

The Asia Tigers Fund, Inc.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2012

Investment Income
Dividends (net of taxes withheld of $21,564)	$621,145
Interest	145
Less: Foreign taxes withheld	(21,564)
599,726

Expenses
Investment management fees (Note 3)	258,514
Legal fees and expenses	113,119
Reports to shareholders and proxy solicitation	108,539
Independent auditors’ fees and expenses	62,624
Custodian fees and expenses	60,036
Insurance expense	53,740
Administration fees (Note 3)	51,703
Transfer agent fees and expenses	21,793
Directors’ fees and expenses	21,205
NYSE fees and expenses	12,135
Investor Relation expense (Note 3)	6,984
ICI fees and expenses	1,108
Miscellaneous	20,712
Total expenses before expense reimbursement & waiver	792,212
Less: Voluntary reimbursed expenses (Note 3)	(104,874)
Less: Expenses waived (Note 3)	(132,878)
Net expenses	554,460

Net investment income	45,266

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions

Net realized gain (loss) from:
Investment transactions (net of capital gains tax of $48,338)	8,623,541
Foreign currency transactions	(130,254)
8,493,287
Net change in unrealized appreciation of investments and foreign currency translation (net of increase in deferred foreign withholding taxes of $14,753)	(6,734,435)
Net realized and unrealized gain on investments and foreign currency translation	1,758,852
Net Increase in Net Assets Resulting from Operations	$1,804,118

See Notes to Financial Statements

The Asia Tigers Fund, Inc.

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2012 (unaudited)	For the Year Ended October 31, 2011

Increase /(Decrease) in Net Assets

Operations
Net investment income	$45,266	$16,395
Net realized gain/(loss) on investments and foreign currency translation	8,493,287	10,814,152
Net change in unrealized appreciation in value of investments and foreign currency translation	(6,734,435)	(15,428,652)
Net increase/(decrease) in net assets resulting from operations	1,804,118	(4,598,105)

Distributions to Shareholders from:
Net investment income ($0.00 per share and $0.05 per share, respectively).	–	(177,856)
Short term capital gains ($0.00 and $0.97 per share, respectively)	–	(3,450,409)
Long term capital gains ($3.16 and $2.15 per share, respectively)	(10,175,189)	(7,647,821)
Decrease in net assets resulting from distributions	(10,175,189)	(11,276,086)

Capital Share Transactions
Issuance of 703,218 and 0 shares respectively, due to stock distribution (Note 5)	9,155,898	–
Reinvestments (0 shares and 10,201 shares at $20.54 per share, respectively)	–	209,528
Shares repurchased under Repurchase Offers (160,999 and 347,327 shares, respectively) (net of repurchase fees of $45,402 and $142,482 respectively) (including expenses of $64,344 and $130,703 respectively)	(2,289,028)	(7,112,344)
Net increase/(decrease) in net assets resulting from capital share transactions	6,866,870	(6,902,816)
Total decrease in net assets	(1,504,201)	(22,777,007)

Net Assets
Beginning of period	57,138,627	79,915,634
End of period*	$55,634,426	$57,138,627

*	Includes accumulated net investment income of $22,328 and (loss) $(22,938)

See Notes to Financial Statements

The Asia Tigers Fund, Inc.

Financial Highlights

	For the Six Months Ended April 30, 2012 (unaudited)	For the Fiscal Years Ended October 31,
		2011	2010	2009	2008	2007

Per Share Operating Performance
Net asset value, beginning of period	$17.74	$22.47	$19.10	$13.22	$35.69	$19.21
Net investment income (loss)(a)	0.01	–	(0.01)	(0.04)	–	(0.06)
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions(b)	0.21	(1.56)	3.92	7.91	(21.96)	16.53
Net increase/(decrease) in net assets resulting from operations	0.45	(1.56)	3.91	7.87	(21.96)	16.47
Dividends and distributions to shareholders:
Dividends in excess of net investment income and net realized capital gains	–	(0.05)	–	–	–	–
Short term capital gains	–	–	(0.18)	–	–	–
Long term capital gains	(3.16)	(3.12)	(0.34)	(1.98)	(0.52)	–
Total dividends and distributions to shareholders	(3.16)	(3.17)	(0.52)	(1.98)	(0.52)	–
Capital share transactions
Anti-dilutive impact due to capital shares tendered or repurchased	(0.01)	–	(0.02)	(0.01)	(0.01)	0.01
Total capital share transactions	(0.01)	–	(0.02)	(0.01)	0.01	0.01
Net asset value, end of period	$14.79	$17.74	$22.47	$19.10	$13.22	$35.69
Market value, end of period	$13.44	$16.35	$21.80	$18.00	$11.97	$32.86

Total Investment Return Based on:(c)
Market value	2.15%	(13.43% )	24.27%	79.14%	(62.86% )	77.14%

Ratios/Supplementary Data
Net assets, end of period (000 omitted)	$55,634	$57,139	$79,916	$72,798	$55,833	$167,017
Ratio of expenses to average net assets	2.14% (d)	2.36%	2.24%	2.76%	1.99%	1.90%
Ratio of expenses to average net assets, excluding fee waivers	3.06% (d)	2.58%	2.24%	2.76%	1.99%	1.90%
Ratio of net investment income to average net assets	0.17% (d)	0.02%	(0.04% )	(0.28% )	0.01%	(0.24%	)
Portfolio turnover rate	80.75%	41.69%	51.73%	69.25%	82.83%	31.53%

(a)	Based on average shares outstanding.
(b)	Net of deferred foreign withholding taxes of $0.01, $0.01, $0.07, $0.01, $0.03, and $0.02, per share for the six months ended April 30, 2012 and for the years ended October 31, 2011, October 31, 2010, October 31, 2009, October 31, 2008, and October 31, 2007, respectively.
(c)	Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Past performance is not a guarantee of future results.
(d)	Annualized.

See Notes to Financial Statements

The Asia Tigers Fund, Inc.

Notes to Financial Statements (unaudited)

April 30, 2012

1. Organization:

The Asia Tigers Fund, Inc. (the “Fund”) was incorporated in Maryland on September 23, 1993 and commenced operations on November 29, 1993. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified closed-end management investment company.

The Fund’s investment objective is long-term capital appreciation, which it seeks to achieve by investing primarily in equity securities of Asian companies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The U.S. Dollar is used as both the functional and reporting currency

(a) Security Valuation:

Investments are stated at estimated fair value in the accompanying financial statements. All securities for which market quotations are readily available are valued at:

(i)	the last sale price prior to the time of determination if there was a sale on the date of determination,

(ii)	the mean between the last current bid and asked prices, if there was no sales price on such date and bid and asked quotations are available, or

(iii)	the last available closing price if no bid or asked price is available on such date, if deemed representative of fair value.

Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. Securities for which sales prices and bid and asked quotations are not available on the date of determination or for which the spread between the bid and asked prices is considered excessive may be valued at the most recently available prices or quotations under policies adopted by the Board of Directors. Investments in short-term debt securities having a maturity of 60 days or less are generally valued at amortized cost which approximates market value. Securities for which market values are not readily ascertainable are carried at fair value as determined in good faith by or under the supervision of the Board of Directors. The net asset value per share of the Fund is calculated daily.

For the six months ended April 30, 2012, there have been no significant changes to the valuation procedures approved by the Board.

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. The disclosure requirements utilize a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, information provided by the investee companies such as publicly traded prices, financial statements, capital statements).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities generally are valued at the last quoted sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as

The Asia Tigers Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

April 30, 2012

Level 1 securities. Securities for which no sales are reported are valued at the last quoted mean price provided by an independent pricing service.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at value. Refer to the Schedule of Investments for a detailed breakout of the security types:

Investments, at value	Level 1	Level 2	Level 3	Balance as of 4/30/2012
Aerospace & Defense	$1,702,626	$–	$–	$1,702,626
Airlines	951,111	–	–	951,111
Automobiles	954,179	–	–	954,179
Commercial Banks	11,617,014	–	–	11,617,014
Construction Materials	2,333,903	–	–	2,333,903
Distributors	997,029	–	–	997,029
Diversified Telecommunication Services	1,512,727	–	–	1,512,727
Food & Staples Retailing	1,621,272	–	–	1,621,272
Household Products	647,952	–	–	647,952
Industrial Conglomerates	3,364,625	–	–	3,364,625
Insurance	1,422,928	–	–	1,422,928
IT Services	1,882,277	–	–	1,882,277
Oil, Gas, & Consumable Fuels	3,495,889	–	–	3,495,889
Pharmaceuticals	530,940	–	–	530,940
Real Estate Management & Development	7,773,606	–	–	7,773,606
Semiconductors & Semiconductor Equipment	7,581,077	–	–	7,581,077
Thrifts & Mortgage Finance	2,097,457	–	–	2,097,457
Tobacco	642,399	–	–	642,399
Wireless Telecommunication Services	3,295,755	–	–	3,295,755
Repurchase Agreement		677,331		677,331
Total	$54,424,766	$677,331	$–	$55,102,097

The Fund held no level 3 securities at April 30, 2012.

For the six months ended April 30, 2012, there were no transfers in or out of Level 1, Level 2, and Level 3 fair value measurements and there were no significant changes to the fair valuation methodology.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements, whereby securities are purchased from a counterparty under an agreement to resell them at a future date at the same price plus accrued interest. The Fund is exposed to credit risk on repurchase agreements to the extent that the counterparty defaults on its obligation to repurchase the securities, and the market value of such securities held by the Fund, including any accrued interest or dividends on such securities, is less than the face amount of the repurchase agreement plus accrued interest. The Fund held a repurchase agreement of $677,331 as of April 30, 2012.

(c) Foreign Currency Translation:

The books and records of the Fund are maintained in U.S. Dollars. Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities at the valuation date rate of exchange; and

(ii)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund generally does not isolate that portion of the results of operations arising from changes in the foreign exchange rates due to the fluctuations in the market prices of the securities held at the end of the reporting period. However, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

The Asia Tigers Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

April 30, 2012

Net exchange gain/(loss) is realized from sales and maturities of portfolio securities, sales of foreign currencies, settlement of securities transactions, dividends, interest and foreign withholding taxes recorded on the Fund’s books. Net unrealized foreign exchange appreciation/(depreciation) includes changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. The net realized and unrealized foreign exchange gain/(loss) shown in the composition of net assets represents foreign exchange gain/(loss) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. Generally, when the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

(d) Security Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis.

(e) Distributions:

On an annual basis, the Fund intends to distribute its net realized capital gains, if any, by way of a final distribution to be declared during the calendar quarter ending December 31. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currencies.

(f) Federal Income Taxes:

The Fund intends to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal tax returns for each of the four years up to the period ended October 31, 2011, are subject to such review.

3. Agreements and Transactions with Affiliates

(a) Investment Manager:

As of December 19, 2011, Aberdeen Asset Management Asia Limited (“AAMAL”) serves as the Fund’s investment manager with respect to all investments. AAMAL is a direct wholly-owned subsidiary of Aberdeen Asset Management PLC. For its services, AAMAL receives fees at an annual rate of: (i) 1.00% for the first $500,000,000 of the Fund’s average weekly Managed Assets; (ii) 0.95% for the next $500,000,000 of the Fund’s average weekly Managed Assets; (iii) 0.90% of the Fund’s average weekly Managed Assets in excess of $1,000,000,000. Managed Assets is defined in the management agreement as net assets plus the amount of any borrowings for investment purposes. For the portion of the reporting period when AAMAL served as the Fund’s investment manager, beginning December 19, 2011 and ended April 30, 2012, AAMAL earned a gross management fee of $190,416.

AAMAL entered into a written contract (“Expense Limitation Agreement”) with the Fund that is effective through December 18, 2014. The Expense Limitation Agreement limits the total ordinary operating expenses of the Fund (excluding any interest, taxes, brokerage fees, short sale dividend and interest expense and non-routine expenses) from exceeding 2.00% of the average weekly Managed Assets of the Fund on an annualized basis. Through April 30, 2012, AAMAL waived $132,878 of its management fee.

Prior to December 19, 2011, Blackstone Asia Advisors L.L.C. (“Blackstone Advisors”), an affiliate of The Blackstone Group L.P. (“Blackstone”), served as the Fund’s investment manager under the terms of a management agreement dated February 24, 2006. Pursuant to the management agreement, Blackstone Advisors supervised the Fund’s investment program and was responsible on a day-to-day basis for investing the Fund’s portfolio in accordance with its investment objective and policies. For its services, Blackstone Advisors received monthly fees at an annual rate of: (i) 1.00% for the first $500,000,000 of the Fund’s average weekly net assets; (ii) 0.95% for the next $500,000,000 of the Fund’s average weekly net assets; (iii) 0.90% of the Fund’s average weekly net assets in

The Asia Tigers Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

April 30, 2012

excess of $1,000,000,000. For the portion of the reporting period when Blackstone Advisors served as the Fund’s investment manager, beginning November 1, 2011 and ended December 18, 2011, the Fund paid a total of $68,098 in management fees to Blackstone Advisors.

Due to the transition of the investment manager, the Fund has been reimbursed for all of the normal and customary fees and expenses incurred in connection with the proxy and proxy solicitation costs, printing costs, legal fees, Directors’ fees, and other expenses related to the approval and transition to AAMAL. For the six months ended April 30, 2012, the Fund incurred a total of $104,874 in expenses that have been reimbursed by Blackstone and AAMAL.

(b) Fund Administration:

As of December 19, 2011, Aberdeen Asset Management Inc. (“AAMI”), an affiliate of AAMAL, serves as the Fund’s administrator. For its services, AAMI receives a fee that is computed monthly at an annual rate of: (i) 0.20% of the value of the Fund’s average monthly net assets for the first $1,500,000,000 of the Fund’s average monthly net assets and (ii) 0.15% of the value of the Fund’s average monthly net assets in excess of $1,500,000,000 of the Fund’s average monthly net assets. For the portion of the reporting period when AAMI served as the Fund’s administrator, beginning December 19, 2011 and ended April 30, 2012, the Fund paid a total of $38,083 in administrative fees to AAMI.

Prior to December 19, 2011, Blackstone Advisors served as the Fund’s administrator pursuant to an administration agreement dated January 1, 2006. Blackstone Advisors provided certain administrative services to the Fund. For its services, Blackstone Advisors received a fee computed monthly at an annual rate of: (i) 0.20% of the value of the Fund’s average monthly net assets for the first $1,500,000,000 of the Fund’s average monthly net assets and (ii) 0.15% of the value of the Fund’s average monthly net assets in excess of $1,500,000,000 of the Fund’s average monthly net assets. For the portion of the reporting period when Blackstone Advisors served as the Fund’s administrator, beginning November 1, 2011 and ended December 18, 2011, the Fund paid a total of $13,620 in administrative fees to Blackstone Advisors.

(c) Investor Relations:

Effective February 14, 2012, the Board approved an Investor Relations Services Agreement between certain U.S. registered closed-end funds managed by AAMAL or its affiliates, including the Fund, and AAMI. For the period beginning February 17, 2012 and ended April 30, 2012, the Fund incurred fees of approximately $6,984 for investor relations services. Investor relations fees and expenses in the Statement of Operations include certain out-of-pocket expenses.

(d) Directors

The Board approved an increase in Independent Director compensation to take effect on January 1, 2012. Per the revised compensation, the Fund pays each Independent Director an annual fee of $5,000 with an additional $2,500 annual fee to the Chairman of the Board, $1,500 for each in person meeting attended and $250 per telephonic meeting attended. In addition, the Fund reimburses all directors for travel and out-of-pocket expenses incurred in connection with Board of Directors meetings. For the six months ended April 30, 2012, the Fund paid $21,205 in Directors’ fees.

4. Investment Transactions:

For the six months ended April 30, 2012, purchases and sales of securities, other than short-term investments, were $42,750,509 and $44,848,150, respectively.

5. Capital:

The authorized capital stock of the Fund is 100,000,000 shares of common stock, $0.001 par value. As of April 30, 2012 there were 3,762,215 common shares issued and outstanding.

On December 14, 2011, the Board of Directors declared the payment of an elective cash distribution to be paid in the amount of $3.16 per share of common stock, on January 31, 2012, to shareholders of record at the close of business on December 22, 2011. As announced, the distribution was payable in the Fund’s common stock. However, shareholders had the option to request that their distributions be paid in cash in lieu of common stock. The aggregate amount of cash distributions to all stockholders was limited to 10% of the aggregate dollar amount of the total distribution. Because cash distribution requests exceeded this limit, the Fund pro-rated the cash distribution among all stockholders who made such requests. Shareholders who requested cash distributions received $0.58317 per share or 18.45% of the distribution in cash and received the balance in the Fund’s common stock. For purposes of computing the stock portion of the dividend, the common stock distributed was valued at $13.02 per share, which equaled the average closing price of the Fund’s common shares on the NYSE on January 25, 2012 and the two preceding trading days. Following the closing of the elective cash distribution, the Fund’s number of outstanding shares was 3,762,215.

6. Semi-Annual Repurchase Offers:

In January 2002, the Board of Directors approved, subject to stockholder approval, a fundamental policy whereby the Fund would adopt an “interval fund” structure pursuant to Rule 23c-3 under the 1940 Act. Stockholders of the Fund subsequently approved the policy at the Special Meeting of Stockholders held on April 26, 2002.

As an interval fund, the Fund makes periodic repurchase offers at net

The Asia Tigers Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

April 30, 2012

asset value (less a 2% repurchase fee) to all Fund stockholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund’s Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund’s then outstanding shares. In order to participate in a repurchase offer, stockholders are asked to comply with the requirements in the Offer to Repurchase related to the offer.

Under the Fund’s original policy, the Fund conducted quarterly repurchase offers. This policy was amended at the February 23, 2007 Annual Meeting of Stockholders to provide that the Fund will from that date forward conduct repurchase offers on a semi-annual, rather than quarterly, basis.

During the six months ended April 30, 2012, the results of the periodic repurchase offers were as follows:

Repurchase Offer #27
Commencement Date	December 23, 2011
Expiration Date	January 13, 2012
Repurchase Offer Date	January 20, 2012
% of Issued and Outstanding Shares of Common Stock	5%
Shares Validly Tendered	677,311.9055
Final Pro-ration Odd Lot Shares	37,178.9055
Final Pro-ration Non-Odd Lot Shares	123,820.0945
% of Non-Odd Lot Shares Accepted	19.3429%
Shares Accepted for Tender	160,999.0000
Net Asset Value as of Repurchase Offer Date ($)	14.10
Repurchase Fee per Share ($)	0.2820
Repurchase Offer Price ($)	13.8180
Repurchase Fee ($)	45,402
Expenses ($)	64,344
Total Cost ($)	2,289,028

The Asia Tigers Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

April 30, 2012

During the year ended October 31, 2011, the results of the periodic repurchase offers were as follows:

	Repurchase Offer #25	Repurchase Offer #26
Commencement Date	December 23, 2010	June 24, 2011
Expiration Date	January 14, 2011	July 15, 2011
Repurchase Offer Date	January 21, 2011	July 22, 2011
% of Issued and Outstanding Shares of Common Stock	5%	5%
Shares Validly Tendered	407,421.5839	530,505.4907
Final Pro-ration Odd Lot Shares	250.0000	28,402.0000
Final Pro-ration Non-Odd Lot Shares	177,603.0000	141,071.5000
% of Non-Odd Lot Shares Accepted	43.6187%	28.0961%
Shares Accepted for Tender	177,853.0000	169,473.5000
Net Asset Value as of Repurchase Offer Date ($)	20.16	20.88
Repurchase Fee per Share ($)	0.4032	0.4176
Repurchase Offer Price ($)	19.7568	20.4624
Repurchase Fee ($)	71,710	70,772
Expenses ($)	65,715	64,988
Total Cost ($)	3,579,521	3,532,823

The Fund has adopted the following fundamental policy regarding periodic repurchases:

a)	The Fund will make offers to repurchase its shares at semi-annual intervals pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, from time to time (“Offers”). The Board of Directors may place such conditions and limitations on the Offers as may be permitted under Rule 23c-3.

b)	14 days prior to the last Friday of each of the Fund’s first and third fiscal quarters, or the next business day if such Friday is not a business day, will be the deadline (the “Repurchase Request Deadline”) by which the Fund must receive repurchase requests submitted by stockholders in response to the most recent Offer.

c)	The date on which the repurchase price for shares is to be determined (the “Repurchase Pricing Date”) shall occur no later than the last Friday of each of the Fund’s first and third fiscal quarters, or the next business day if such day is not a business day.

d)	Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3.

7. Portfolio Investment Risks

(a) Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. Such risks include, among others, currency risks, information risk and political risk. Currency risk results from securities denominated in currencies other than U.S. Dollars that are subject to changes in value due to fluctuations in exchange rates. Information risk arises with respect to foreign securities when key information about foreign issuers may be inaccurate or unavailable. Political risk includes future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Other risks of investing in foreign securities include liquidity and valuation risks.

The Asia Tigers Fund, Inc.

Notes to Financial Statements (unaudited) (concluded)

April 30, 2012

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Amounts repatriated prior to the end of specified periods may be subject to taxes as imposed by a foreign country.

(b) Risk Associated with Asian Markets:

The Asian securities markets are, among other things, substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisitions and dispositions of Asian securities involve special risks and considerations not present with respect to U.S. securities.

(c) Risks Associated with European Markets:

A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.

8. Contingencies:

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. Tax Information:

At April 30, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $46,162,860, $9,240,414, $(301,177) and $8,939,237 respectively.

10. Recent Accounting Pronouncements

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact ASU No. 2011-04 may have on financial statement disclosures.

11. Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures or adjustments were required to the report as of April 30, 2012.

The Asia Tigers Fund, Inc.

Portfolio Manager Information (unaudited)

Effective December 19, 2011, the Fund is managed by the Asian Equities Team at Aberdeen Asset Management Asia Limited (“AAMAL”). The Asian Equities Team works in a truly collaborative fashion; all team members have both portfolio management and research responsibilities. The Team is jointly and primarily responsible for the day-to-day management of the Fund, with the following members having the most significant responsibility for the day-to-day management of the Fund:

Hugh Young, Managing Director

Hugh Young is Managing Director of Aberdeen Asset Management Asia Limited, Group Head of Equities, as well as a member of the executive committee responsible for the Aberdeen Group’s day-to-day running. He co-founded Singapore-based AAMAL in 1992, having been recruited in 1985 to manage Asian equities from London. Since then, he has built the company into one of the largest managers of such assets globally. Singapore employs over 100 staff and there are 34 investment managers stationed across the Asian region, with research/investment offices also in Australia, Hong Kong, Japan, Malaysia and Thailand. Hugh is a regular commentator for the financial media. His early career included positions at Fidelity International and MGM Assurance. Hugh graduated with a BA (Hons) in politics from Exeter University.

Chou Chong, CFA, Investment Director

Chou Chong is an Investment Director on the Asian Equities Team. Chou joined AAMAL in 1994 and became instrumental in refining the group’s investment process and portfolio construction techniques, as the team expanded, and was made a director. Chou then spent time in Sydney, Australia as Investment Director, imposing discipline and rigor, restructuring the portfolios and turning around performance, before transferring to London to lead the Pan-European Equity Team. In June 2008, Chou returned to Singapore and joined the Asian

Equities Team. He graduated with a double Masters in accounting & finance and information systems from the London School of Economics. He is a CFA Charterholder.

Flavia Cheong, CFA, Investment Director

Flavia Cheong is an Investment Director on the Asian Equities Team, where, as well as sharing responsibility for company research, she oversees regional portfolio construction. Before joining Aberdeen in 1996, she was an economist with the Investment Company of the People’s Republic of China, and earlier with the Development Bank of Singapore. Flavia graduated with a BA in Economics and an MA (Hons) in Economics from the University of Auckland. She is a CFA Charterholder.

Adrian Lim, CFA, Senior Investment Manager

Adrian Lim is a senior investment manager on the Asian Equities Team. Adrian originally joined Aberdeen in 2000 as a manager in private equity, on the acquisition of Murray Johnstone, but transferred to his current post soon afterwards. Previously, Adrian worked for Arthur Andersen LLP as an associate director advising clients on mergers & acquisitions in the region. He is a CFA Charterholder.

Christopher Wong, CFA, Senior Investment Manager

Christopher Wong is a senior investment manager on the Asian Equities Team. Christopher joined Aberdeen on the private equity desk in December 2001 and transferred to the Asian equities team in August 2002. Prior to Aberdeen, he was an associate director with Andersen Corporate Finance, advising clients on mergers & acquisitions in South East Asia. Christopher graduated with a BA in Accounting and Finance at Heriot-Watt University, Edinburgh. He is a CFA Charterholder.

The Asia Tigers Fund, Inc.

Supplemental Information (unaudited)

Results of Special and Annual Meetings of Shareholders (unaudited)

On November 16, 2011, a Special Meeting of Shareholders of The Asia Tigers Fund, Inc. was held at the offices of Simpson Thacher & Bartlett LLP, 425 Lexington Avenue, New York, New York and the following matter was voted upon.

(1)	To approve a New Advisory Agreement between the Fund and Aberdeen Asset Management Asia Limited, pursuant to which Aberdeen Asset Management Asia Limited will become the Fund’s new investment manager.

Number of Shares/Votes
Voted For	Votes Against/Abstain
1,446,881	207,478

The Annual Meeting of Shareholders of the Fund was held on February 17, 2012 at the offices of Simpson Thacher & Bartlett LLP, 425 Lexington Avenue, New York, New York. The description of the proposals and number of shares voted at the meeting are as follows:

(1)	To elect certain directors to the Board of Directors of the Fund:

	Votes For	Votes Withheld
Jeswald W. Salacuse	2,178,418	389,557
Martin Gilbert	2,192,106	375,869

Directors whose term of office continued beyond this meeting are as follows: Luis F. Rubio, Lawrence K. Becker, and Leslie H. Gelb.

Proxy Voting and Portfolio Holding Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by August 30 of the relevant year:

•	By calling 1-866-839-5205;
•	On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Fund makes the information on the Form N-Q available to shareholders on the Fund’s website or upon request and without charge by calling Investor Relations toll-free at 1-866-839-5205.

Annual Principal Executive Officer and Principal Financial Officer Certifications (unaudited)

The Fund’s Principal Executive Officer has submitted to the New York Stock Exchange the required annual certification, and the Fund has included the certifications of the Fund’s Principal Executive Officer and Principal Financial Officer required by Section 302 and Section 906 of the Sarbanes-Oxley Act in the Fund’s N-CSR filed with the Securities and Exchange Commission for the period of this report.

The Asia Tigers Fund, Inc.

Dividends and Distributions (unaudited)

The Fund intends to distribute annually to shareholders substantially all of its net investment income, and to distribute any net realized capital gains at least annually. Net investment income for this purpose is income other than net realized long-term and short-term capital gains net of expenses.

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the “Plan”), shareholders whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by the Plan Agent in the Fund shares pursuant to the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash will receive all distributions in cash paid by check in dollars mailed directly to the shareholder by PNC Bank, National Association, as dividend paying agent. In the case of shareholders such as banks, brokers or nominees that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholders as representing the total amount registered in such shareholders’ names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. If the Directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund’s Common Stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive Common Stock, to be issued by the Fund or purchased by the Plan Agent in the open market, as provided below. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value; provided, however, that if the net asset value is less than 95% of the market price on the valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next preceding trading day. If net asset value exceeds the market price of Fund shares at such time, or if the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts on, or shortly after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund’s shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will receive the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

Participants have the option of making additional cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in the Fund’s Common Stock. The Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on or about February 15.

Any voluntary cash payment received more than 30 days prior to this date will be returned by the Plan Agent, and interest will not be paid on any uninvested cash payment. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan.

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent’s fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and capital gains distributions and voluntary cash payments made by the participant. Brokerage charges for purchasing

The Asia Tigers Fund, Inc.

Dividends and Distributions (unaudited) (concluded)

small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Agent will be purchasing stock for all participants in blocks and prorating the lower commission thus attainable.

The receipt of dividends and distributions under the Plan will not relieve participants of any income tax that may be payable on such dividends or distributions.

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days before the record date for such dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law, rules or policies of a regulatory authority) only by at least 30 days’ written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43027, Westborough, Massachusetts, 01581.

The Asia Tigers Fund, Inc.

Corporate Information

Directors

Lawrence K. Becker

Leslie H. Gelb

Martin Gilbert

Luis F. Rubio

Jeswald W. Salacuse, Chairman

Officers

Alan Goodson, President

Jeffrey Cotton, Chief Compliance Officer and Vice President – Compliance

Andrea Melia, Treasurer and Principal Accounting Officer

Megan Kennedy, Vice President and Secretary

Adrian Lim, Vice President

Gary Marshall, Vice President

Christian Pittard, Vice President

Hugh Young, Vice President

Kasey Deja, Assistant Secretary

Investment Manager

Aberdeen Asset Management Asia Limited

21 Church Street

#01-01 Capital Square Two

Singapore 049480

Administrator

Aberdeen Asset Management Inc.

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

Custodian

State Street Bank and Trust Company

One Heritage Drive

North Quincy, MA 02171

Transfer Agent

BNY Mellon Investment Servicing

P.O. Box 43027

Westborough, MA 01581

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

2001 Market Street, 22nd Floor

Philadephia, PA 19103

Fund Legal Counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

Independent Director Legal Counsel

Stradley, Ronon, Stevens & Young LLP

2005 Market Street, 32nd Floor

Philadephia, PA 19103

Investor Relations

Aberdeen Asset Management Inc.

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

1-866-839-5205

InvestorRelations@aberdeen-asset.com

Aberdeen Asset Management Asia Limited

The accompanying Financial Statements as of April 30, 2012, were not audited and accordingly no opinion is expressed thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock in the open market.

Shares of The Asia Tigers Fund, Inc. are traded on the NYSE under the symbol “GRR”. Information about the Fund’s net asset value and market price is available at www.aberdeengrr.com.

This report, including the financial information herein, is transmitted to the shareholders of The Asia Tigers Fund, Inc. for their general information only. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person. Past performance is no guarantee of future returns.

Item 2 - Code of Ethics.

Not applicable to semi-annual report on Form N-CSR.

Item 3 - Audit Committee Financial Expert.

Not applicable to semi-annual report on Form N-CSR.

Item 4 - Principal Accountant Fees and Services.

Not applicable to semi-annual report on Form N-CSR.

Item 5 - Audit Committee of Listed Registrants.

Not applicable to semi-annual report on Form N-CSR.

Item 6 - Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this form N-CSR.

(b) Not applicable.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report on Form N-CSR.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual report on Form N-CSR.

(b) During the period ended April 30, 2012, there were changes in the Portfolio Managers identified in the Registrant’s Annual Report on Form N-CSR filed on December 16, 2011.

(a)(1) The information in the table below is as of July 5, 2012.

Individual & Position	Services Rendered	Past Business Experience

Hugh Young BA (Hons) Managing Director (Commenced December 1985) [Singapore]	Responsible for overseeing Asian and Australian equities portfolio management.	Established Aberdeen Asset Management Asia Limited in 1992 as the Aberdeen Group’s Asia-Pacific headquarters and is currently the Managing Director of the Singapore-based entity.

Adrian Lim BAcc, CFA® Senior Investment Manager, Asian Equities Team (Commenced February 2001) [Singapore]	Responsible for Asian equities portfolio management.	Joined Aberdeen in December 2000 as a portfolio manager in private equity on the acquisition of Murray Johnstone. He moved from private equity to the Asian Equities Team in July 2003.

Christopher Wong BA, CFA® Senior Investment Manager, Asian Equities Team (Commenced December 2001) [Singapore]	Responsible for Asian equities portfolio management.	Joined Aberdeen on the private equity desk in December 2001 and transferred to the Asian Equities Team in August 2002. Prior to Aberdeen, he was an associate director with Andersen Corporate Finance.

Chou Chong MSc, CFA® Investment Director, Asian Equities Team (Commenced February 1994) [Singapore]	Responsible for company research and oversight of portfolio construction.	Joined Aberdeen in 1994 as a graduate trainee. After becoming a director, from 2001, he spent time in Sydney, Australia restructuring portfolios and turning around performance. In 2003, he transferred to London to lead the Pan-European equity desk, and in June 2008, Chou returned to Singapore and joined the Asian Equities Team.

Flavia Cheong BA, MA (Hons), CFA® Investment Director, Asian Equities Team (Commenced August 1996) [Singapore]	Responsible for company research and oversight of portfolio construction.	Joined Aberdeen in 1996. Before joining Aberdeen, she was an economist with the Investment Company of the People’s Republic of China, and earlier with the Development Bank of Singapore.

(a)(2)

	Registered Investment Companies Managed by Portfolio Manager		Pooled Investment Vehicles Managed by Portfolio Manager		Other Accounts Managed by Portfolio Manager
Name of Portfolio Manager	Number of Accounts	FUM USD($M)	Number of Accounts	FUM USD($M)	Number of Accounts		FUM USD($M)

Hugh Young	17	$9,727.07	78	$54,728.40	126	(1)	$44,284.48

Adrian Lim	17	$9,727.07	78	$54,728.40	126	(1)	$44,284.48

Christopher Wong	17	$9,727.07	78	$54,728.40	126	(1)	$44,284.48

Chou Chong	17	$9,727.07	78	$54,728.40	126	(1)	$44,284.48

Flavia Cheong	17	$9,727.07	78	$54,728.40	126	(1)	$44,284.48

Total Assets are as of April 30, 2012 and have been translated into U.S. Dollars at a rate of £1.00 =1.62.

(1)

There are 11 accounts (with assets under management totaling approximately $3.5 billion) managed by Hugh Young, Adrian Lim, Christopher Wong, Chou Chong, and Flavia Cheong with respect to which part of the advisory fee is based on the performance of the account. The portfolio managers’ management of other registered investment companies, other pooled investment vehicles, and other accounts may give rise to potential conflicts of interest in connection with their management of the Registrant’s investments, on the one hand, and the investments of these other accounts, on the other. These other accounts may have the same investment objective as the Registrant. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. However, the Investment Adviser believes that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; and (ii) portfolio manager personal trading is monitored to avoid potential conflicts. In addition, the Investment Adviser has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

In some cases, other accounts managed by the same portfolio manager may compensate the Investment Adviser or its affiliates based on the performance of the portfolio held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.

Another potential conflict could include instances in which securities considered as investments for the Registrant also may be appropriate for other investment accounts managed by the Investment Adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Registrant and one or more of the other accounts simultaneously, the Investment Adviser may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Registrant will not participate in a transaction that is allocated among other accounts. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Registrant from time to time, it is the opinion of the Investment Adviser that the benefits from the Investment Adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions. The Registrant has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.

(a)(3)

The following is a description of the compensation structure for portfolio managers employed by Aberdeen Asset Management PLC and its subsidiaries, including the Registrant’s Investment Manager and its Investment Adviser (the “Aberdeen Group”) as of April 30, 2012.

The Aberdeen Group recognizes the importance of compensation in attracting and retaining talent and has structured remuneration to include an attractive base salary, a discretionary bonus that is directly linked to one’s contribution to the overall success of the Aberdeen Group and a long-term incentive plan for key staff members comprised of a mixture of cash, options, and shares. Overall compensation packages are designed to be competitive relative to investment management industry standards.

The compensation policy has been designed to deliver additional rewards through appropriate incentive schemes, both annual and long term. These are directly linked to performance at both a corporate and an individual level. The policy seeks to reward performance in a manner which aligns the interests of clients, shareholders and executives.

Each Aberdeen Group member recognizes that any remuneration policy must be sufficiently flexible to take into account any changes in the business environment. In accordance with this need for flexibility, the Aberdeen Group takes into account the overall competitiveness of the total remuneration package of all senior executives including some portfolio managers. When justified by performance, the ‘at risk’ performance elements will form the most significant element of total remuneration for executive officers and senior employees.

Base Salary

The base salary is determined by prevailing market conditions and the compensation for similar positions across the industry. The Aberdeen Group uses industry compensation surveys as a tool in determining each portfolio manager’s base salary.

Annual Bonus

The Aberdeen Group’s policy is to recognize corporate and individual achievements each year through an appropriate bonus scheme. The aggregate incentive compensation pool each year is determined by the board of directors of the parent company, Aberdeen PLC, and is dependent on each Aberdeen Group member’s overall performance and profitability. The pool is comprised of a base level plus an agreed proportion of each Aberdeen Group member’s profitability.

Staff performance is reviewed formally once a year. The review process evaluates the various aspects that the individual has contributed to the Aberdeen Group, and specifically, in the case of portfolio managers, to the relevant investment team. Discretionary bonuses are based on client service, asset growth and the performance of the respective portfolio manager. Overall participation in team meetings, generation of original research ideas and contribution to presenting the team externally are also evaluated. Discretionary bonuses are not formally laid down and generally range from 10% to 50% of annual salary for portfolio managers.

In the calculation of each portfolio management team’s bonus, the Aberdeen Group takes into consideration investment matters (which include the performance of the team, adherence to the company investment process, and quality of company meetings) as well as more subjective issues such as team participation and effectiveness at client presentations. The split between the two will vary but generally 80% of bonus will be determined by investment related matters, the remaining 20% will be more subjective in nature. To the extent performance is factored in, such performance is not judged against any specific benchmark and is evaluated over a broad time frame. The performance of an individual account is not specifically considered in the determination of a portfolio manager’s discretionary bonus; rather the review process evaluates the overall performance of the team for all of the accounts they manage.

Portfolio manager performance on investment matters are judged over all of the accounts the portfolio manager contributes to and is documented in the appraisal process. A combination of the team’s and individual’s performance is considered and evaluated.

Although performance is not a substantial portion of a portfolio manager’s compensation, the Aberdeen Group also recognizes that Fund performance can often be driven by factors outside one’s control, such as (irrational) markets, and as such pays attention to the effort by portfolio managers to ensure integrity of our core process by sticking to disciplines and processes set, regardless of momentum and ‘hot’ themes. Short-terming is thus discouraged and trading-oriented managers will thus find it difficult to thrive in the Aberdeen Group’s environment. Additionally, if any of the aforementioned undue risks were to be taken by a portfolio manager, such trend would be identified via Aberdeen’s dynamic compliance monitoring system.

Long-Term Incentives

As part of an effective remuneration package, a long-term incentive plan is used to structure the package so as to retain, motivate, and reward key staff members with a view to improving their performance and thereby increasing the value of the Aberdeen Group for the benefit of shareholders. Long-term incentive plans can be either cash or share based and typically vest over a three year period.

(a)(4)

Individual	Dollar Range of Equity Securities in the Registrant Beneficially Owned by the Portfolio Manager as of April 30, 2012

Hugh Young	$0

Adrian Lim	$0

Christopher Wong	$0

Chou Chong	$0

Flavia Cheong	$0

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs		(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs

11/01/2011 to 11/30/2011	None	None	None		None

12/01/2011 to 12/31/2011	None	None	None		None

01/01/12 to 01/31/12	160,999	$13.818	160,999	(1)	None

02/01/12 to 02/29/12	None	None	None		None

03/01/12 to 03/31/12	None	None	None		None

04/01/12 to 04/30/12	None	None	None		None

Total	160,999	$13.818	160,999		None

(1)

These shares were repurchased in connection with the Fund’s regular, semi-annual repurchase offer announced on December 23, 2011 that expired on January 13, 2012. In connection with this repurchase offer, the Fund offered to repurchase up to 160,999 shares of its common stock, an amount equal to 5% of its outstanding shares of common stock, for cash at a price approximately equal to the Fund’s net asset value as of January 20, 2012.

Item 10 - Submission of Matters to a Vote of Security Holders.

During the period ended April 30, 2012, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Asia Tigers Fund, Inc.

By (Signature and Title):	/s/ Alan Goodson
Alan Goodson, President
(Principal Executive Officer)

Date: July 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Alan Goodson
Alan Goodson, President
(Principal Executive Officer)

Date: July 5, 2012

By (Signature and Title):	/s/ Andrea Melia
Andrea Melia, Treasurer
(Principal Financial Officer)

Date: July 5, 2012